LONG-TERM PAYABLES (Tables)	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Schedule of Capital Leased Assets
As of December 31, 2016 and September 30, 2017, the net value of the leased assets are:

	2016	2017
	December 31	September 30
	RMB	RMB

Equipment	159,980,000	879,980,000
Less: accumulated depreciation	(11,440,625)	(39,588,846)
Net Value	148,539,375	840,391,154

Schedule of Future Minimum Lease Payments for Capital Leases
As of September 30, 2017, future minimum payments required under non-cancellable capital and financing lease are:

Twelve months ended September 30,	RMB
2018	275,244,059
2019	231,846,775
2020	205,222,270
2021	166,187,198
Total minimum lease payments	878,500,302
Less: Amount representing interest	(66,903,552)
Present value of net minimum lease payments	811,596,750
Current portion	243,819,837
Non-current portion	567,776,913